Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total	Total shareholders' equity	Common shares	Additional paid-in capital	Retained earnings	Treasury shares, at cost		Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2016		SFr 43,858	SFr 42,789	SFr 4,400	SFr 41,817	SFr 9,814	SFr 0		SFr (13,242)	SFr 1,069
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(189)								(189)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		65								65
Net income/(loss)		(1,228)	(1,255)			(1,255)				27
Total other comprehensive income/(loss), net of tax		(2,726)	(2,690)						(2,690)	(36)
Share-based compensation, net of tax		6	6		6
Dividends on share-based compensation, net of tax		(79)	(79)		(79)
Dividends paid		(13)	(10)			(10)
Cash dividends paid to noncontrolling interest holders										(3)
Change in scope of consolidation, net		(41)								(41)
Other		3,922	3,934		3,974	(40)				(12)
Balance at Dec. 31, 2017		43,550	42,670	4,400	45,718	8,484	0		(15,932)	880
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		(25)	(25)			(25)
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(5)	(1)		(1)					(4)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(70)								(70)
Sale of subsidiary shares to noncontrolling interests, changing ownership			2		2					(2)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		30								30
Net income/(loss)		1,722	1,729			1,729				(7)
Total other comprehensive income/(loss), net of tax		1,117	1,113						1,113	4
Share-based compensation, net of tax		(140)	(140)		(140)
Dividends on share-based compensation, net of tax		(22)	(22)		(22)
Dividends paid		(15)	(10)			(10)
Cash dividends paid to noncontrolling interest holders										(5)
Change in scope of consolidation, net		(128)								(128)
Balance at Dec. 31, 2018		45,994	45,296	4,400	45,557	10,179	0	[1]	(14,840)	698
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		(45)	(45)			(24)			(21)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[2],[3]	(103)								(103)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	68								68
Net income/(loss)		3,095	3,081			3,081				14
Total other comprehensive income/(loss), net of tax		(2,649)	(2,642)						(2,642)	(7)
Share-based compensation, net of tax		254	254		254
Dividends on share-based compensation, net of tax		(35)	(35)		(35)
Dividends paid		(11)	(10)			(10)
Cash dividends paid to noncontrolling interest holders										(1)
Change in scope of consolidation, net		(4)								(4)
Other		(24)	(2)		(2)					(22)
Balance at Dec. 31, 2019		46,763	46,120	SFr 4,400	SFr 45,774	13,492	SFr 0	[1]	(17,546)	SFr 643
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		SFr 178	SFr 178			SFr 242			SFr (64)

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".